Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Research and development expenses	$ 4,294	$ 1,104
Sales and marketing expenses	777	244
General and administrative expenses	2,936	1,210
Operating loss	8,007	2,558
Finance expense (income)	(4,534)	5,732
Loss before tax	3,473	8,290
Taxes on income
Total net loss	3,473	8,290
Other comprehensive loss, net of tax:
Exchange losses arising on translation to presentation currency	(2,235)	33
Total comprehensive loss	$ 5,708	$ 8,323
Weighted average number of ordinary shares (in Shares)	10,475,392	2,667,207
Basic and diluted loss per share (in Dollars per share)	$ (0.54)	$ (3.11)